united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23773

Cantor Select Portfolios Trust

(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY 10022

(Address of principal executive offices) (Zip code)

Corporation Services Company

251 Little Falls Drive, Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 915-1722

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

CANTOR SELECT PORTFOLIOS TRUST

Cantor Fitzgerald Equity Dividend Plus Fund

Cantor Fitzgerald International Equity Fund

Cantor Fitzgerald Large Cap Focused Fund

Semi-Annual Report
March 31, 2024

CANTOR
Fitzgerald

2

Table of Contents

Cantor Fitzgerald Equity Dividend Plus Fund

Shareholder Letter	4

Portfolio Review	7

Schedule of Investments	13

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	26

Financial Highlights	31

Cantor Fitzgerald International Equity Fund

Portfolio Review	9

Schedule of Investments	17

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	26

Financial Highlights	33

Cantor Fitzgerald Large Cap Focused Fund

Shareholder Letter	5

Portfolio Review	11

Schedule of Investments	20

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	29

Financial Highlights	36

Cantor Select Portfolios Trust

Notes to Financial Statements	39

Other Information	52

Privacy Policy	53

Cantor Select Portfolios Trust | 3

Cantor Fitzgerald Equity Dividend Plus Fund

Institutional Class: FBPEX | Class A: FBPGX

Economic and Market Review

Stocks moved higher during the last six months as investor sentiment continued to improve. Since September 30, 2023, the S&P 500 has surged 23.4%, its largest six month return since the Covid reopening rally in 2020. Prior to that, the last time we saw such a strong short-term market move was 12 years ago. The rise has been steady, with only a single pullback of more than 2% since the surge began in late October. A number of factors spurred the market move including cooling inflation, which provides the potential for lower interest rates later this year, and an economy that has continued to show resilience with GDP growth above expectations. In addition, the idea that AI could revolutionize the economy created even more enthusiasm for equities, especially for stocks of companies most directly involved in the evolving technology. In other words, the stars aligned perfectly for a stock market “melt up.”

While everyone may not agree with every policy decision made by the Federal Reserve’s Open Market Committee (FOMC), credit must be given to the group for successfully navigating treacherous economic waters over the last two years. The spike in inflation in 2021-2022 led to the sharpest fed funds rate increases on record. The yield curve inverted as short rates moved from near 0% to over 5% in just a few quarters. Historically, yield curve inversions have led to recessions after a lag of 12-18 months, but today the economy continues to grow. The latest revision to fourth quarter GDP pegged the growth rate at 3.4% and inflation is near 3%. The jobs market is robust, with the unemployment rate at only 3.8% in March. Unemployment, reported monthly, has remained under 4% for more than two years, the longest such stretch since the 1960s.

Given these strong fundamentals and continued stubbornly high inflation, it is not surprising that recent statements from FOMC Chair Jerome Powell indicate that the committee will likely delay and reduce the amount of rate cuts this year. The reality is that inflation is not close enough to its 2% target that it can lower rates in the near term as previously expected. Early in this calender year, some pundits were forecasting 6 or 7 cuts in 2024, but the consensus has settled at 2 or 3 cuts. This seems more realistic to us. The Fed will obviously continue to attempt to orchestrate a soft landing for the economy, one that maintains GDP growth while producing low inflation. So far, its actions have succeeded.

Strong economic growth, higher corporate earnings and record-high stock prices are clearly indicators of a healthy environment. Stock price performance has broadened somewhat from 2023 when a small group of fast-growing technology stocks, dubbed the Magnificent Seven, led the way. In the first quarter of this year, Communication Services, Energy and Financials joined Technology as the best performing sectors. Last year the Magnificent Seven displayed earnings growth well above the rest of the market, which in some ways justified their outperformance. Looking ahead, earnings expectations are improving in other sectors, and these groups have much lower valuations as well. With the previous high-fliers at stratospheric earnings multiples, we expect the broadening to continue, benefiting a larger number of stocks in many other sectors of the market as well your Fund.

Within The Fund

The Institutional share class of Cantor Fitzgerald Equity Dividend Plus Fund returned 17.22% for the semi-annual period ended March 31, 2024 lagging the Russell 1000 Value (the “Index”) return of 19.34% over the same period. The Fund was 93.6% equity and 6.4% cash at period-end.

As mentioned in our market review above, the broadening stock market produced strong returns across a number of different stocks in several sectors in your Fund. Financials provided the largest contribution to returns, with Travelers, Wells Fargo and JPMorgan Chase performing especially well. The Consumer Discretionary sector also had strong returns with Tapestry and Home Depot outperforming. Both of these sectors rebounded from weakness earlier in 2023 as consumer spending stayed strong and expectations for interest rate cuts improved valuations. Other stocks performing well were Broadcom and Target. While all sectors had positive returns, Health Care and Industrials were the largest detractors relative to the Index. Pfizer in Health Care and Lockheed Martin within Industrials held back returns. Cash equivalents and written call options created a drag to performance as well, as equity only returns were similar to the Index.

Cash flow generation from dividends and call option premiums is a primary focus of your Equity Dividend Plus Fund. The Fund utilizes as part of its investment discipline the use of covered call options as individual securities approach the top of the Adviser’s growth and price expectations. The Fund’s purpose in selling the call option is to generate additional cash flow to the Fund and to hedge the possibility the security may not achieve its price objective. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return. During the semi-annual period ended March 31, 2024, the amount of premiums generated from selling covered call options was $559,898.

4

Cantor Fitzgerald Large Cap Focused Fund

Institutional Class: FICHX | Class A: FICGX | Class R6: FICIX

Market Review

Beginning in late October, global equity markets reversed a three-month decline in dramatic fashion with the S&P 500 Index rising more than 14% over the last two months of the year. The rally in equity markets was triggered by a striking drop in interest rates as the yield on the 10-year US Treasury fell from 5.0% to 3.9% from late October through year-end. The rally continued through the first quarter with the S&P 500 Index having now risen almost 30% off the October 27 low point. Although showing some signs of improvement, a broadening of U.S. equity markets for which many hoped has not yet fully arrived. The market capitalization-weighted S&P 500 Index outpaced the equal-weighted by 2.7% for the first calendar quarter of 2024 and the spread over the past 12 months is now 10.5%. 40% of index constituents outpaced the capitalization-weighted index for the latest quarterly period, which compares favorably to the 25% figure for calendar year 2023. With the modest improvement in market breadth, the Mag-7 group of stocks did not dominate the leaderboard in the same fashion as it did in 2023, during which all seven stocks ranked in in the top 10% of index performers. We view it as a positive sign that for this latest quarter, the Mag-7 had three stocks in the top 100 performers (NVDA, META & AMZN) and two in the bottom 100 (TSLA & AAPL).

Over the past year-and-a-half the rally in the Mag-7 was largely reflective of the phenomenal earnings momentum in the group. The growth peaked in the fourth quarter of 2023 with 68% year-over-year earnings growth, relative to flat to down earnings for the rest of the S&P 500 Index constituents. After more than a year of earnings growth dominance by the Mag-7, the tide is slowly starting to turn. The Purchasing Managers Indices (PMI) have been improving in the U.S., China and Europe through the first quarter, although Europe remains in contraction territory. Improving PMI readings are favorable indicators for the earnings outlook. Also, household balance sheets in the U.S. and abroad are mostly healthy although some cracks are starting to show as households are now challenged to tap into home equity as a source of financing. Thus, earnings appear on an upward trajectory once again with an expected earnings growth rate of 9.0% over the next 12 months for the average stock in the S&P 500 Index and an increase of 10.1% for the capitalization-weighted index. If consensus earnings expectations are accurate then the S&P 500 Index is trading at 21.9x forward earnings and the average stock in the index is trading at 18.9x forward earnings.

Within The Fund

For the six-month period ended March 31, 2024, the Cantor Fitzgerald Large Cap Focused Fund Institutional Class shares net of fee return of 22.67% trailed the Fund’s benchmark, the S&P 500 Index which posted a return of 23.48%.

The Fund’s holdings within the Health Care and Consumer Staples sectors contributed positively to relative performance, while the Fund’s positioning in the Information Technology and Communication Services sectors had the most negative effect on performance. Security selection provided all the negative relative performance, partially offset by sector allocation. The Fund’s lack of exposure to the Real Estate and Utilities sectors, the two worst performing sectors in the benchmark, helped with almost 0.3% of positive relative performance from sector allocation.

The Health Care sector delivered the best relative performance with the Fund’s holdings returning 24.4% compared to a 15.8% return in the benchmark sector.

●	Medpace Holdings Inc., (2.9% of net assets) this clinical research organization was a large contributor for the period as earnings outpaced expectations by almost 11%. Shares gained 45.8% during the period.

The Fund holdings in the Consumer Staples sector delivered better relative performance with a 31.0% return while in the benchmark the sector returned 13.5%.

●	Costco Wholesale Corp., (3.3% of net assets) the discount shopping club contributed the most to the Fund’s return in the sector for the period. Against a backdrop of weaker consumer confidence, the company reported quarterly earnings that were better than analysts’ expectations. Investors rewarded shares with a return of 33.4%.

While Cash was the second largest negative contributor with -0.6% of relative performance, among stock holdings the Fund’s positioning in the Information Technology and Communications Services sectors caused most of the lagging performance.

The Fund’s holdings in the Information Technology sector returned 20.2% during the period, compared to a benchmark sector return of 32.0%. The Fund’s position in Adobe had the worst negative move in the sector, contributing 0.5% of underperformance. However, a more significant -2.5% of relative performance was caused by not having a position in

Cantor Select Portfolios Trust | 5

Nvidia. This stock represented a 3.6% average weight in the benchmark while posting an 107.7% return for the period.

●	Adobe, Inc., (2.3% of net assets) the creative media software company delivered quarterly earnings that beat expectations by more than 2% on revenues that were almost 1% better than expectations. However, cautious comments from management led to concerns regarding recurring revenue targets for the year, erasing the gains from the previous quarter. For the full period shares posted a decline of 0.9%.

In the Communications Services sector, the Fund’s holdings posted a quarterly return of 9.1%, worse than the 15.8% sector return in the index.

●	Pinterest, Inc., (2.1% of net assets) the social media platform, reported a positive earnings surprise but missed slightly on revenues. This was a disappointment as investors had higher expectations from new advertising initiatives, thus shares of the company gained just 1.2% for the period.

Outlook

Where’s the next leg of earnings growth coming from? Over the past year-and-a-half the Mag-7 has grabbed the market headlines as the group drove U.S. equity markets to record highs and left much of the rest of the markets lagging far behind. Current expectations are for first quarter S&P 500 Index earnings to rise 4-5% year-over-year, with most of the gains attributable to mega-cap technology but excluding this group earnings will likely be flat. However, this pattern starts to shift meaningfully over the next several quarters with the “rest of the S&P 500” reaching year-over-year growth in the low-teens by the fourth quarter. That is not to say that the Mag-7 and mega-cap tech companies don’t have strong earnings growth, but by the end of 2024 the growth rate of this group is expected to be only slightly above the rest of the S&P 500 Index constituents. Yet mega-cap technology is carrying an almost 50% Price/Earnings multiple valuation premium to the rest of the S&P 500 Index.

According to CBO forecasts, the U.S. labor force is poised to add five million workers to the labor pool. The increase, if accurate, has meaningful positive implications for economic growth and downward pressure on inflation over the coming years. As noted, the PMI readings have been improving in the U.S., China and Europe through the first quarter, although Europe remains in contraction territory. Improving PMI readings are favorable indicators for the earnings outlook. Household balance sheets in the U.S. and abroad are mostly healthy although some cracks are starting to show as households are now challenged to tap into home equity as a source of financing. Despite soaring inflation, real wages in the U.S. are actually up over the past few years thanks to strong productivity growth, a trend likely to continue if not accelerate thanks to artificial intelligence expanding to all corners of the economy. There are certainly concerns as fiscal policy has become less supportive and excess savings are running down. However, U.S. employment remains strong, the labor force is growing, inflation is receding, and corporate earnings are recovering, all of which appear supportive of continued favorable returns for equity markets and other risk assets.

Top Ten Equity Holdings (%)

HOLDING	% OF NET ASSETS
Microsoft Corp	4.97%
Parker-Hannifin Corp	3.80%
KLA Corp	3.77%
Apple Inc	3.48%
Autozone Inc	3.39%
HOLDING	% OF NET ASSETS
Costco Wholesale Corp	3.32%
Arch Capital Group Ltd	3.14%
Medpace Holdings Inc	2.93%
Cadence Design Systems Inc	2.93%
Meta Platforms Inc	2.92%

6

Cantor Fitzgerald Equity Dividend Plus Fund
Portfolio Review (Unaudited)

March 31, 2024

Average Annual Total Returns(a)
(for the periods ended March 31, 2024)

Cantor Fitzgerald Equity Dividend Plus	Six	One	Five	Ten	Since	Since	Inception
Fund	Months	Year	Year	Year	Inception	Inception	Date
Class A(b) excluding sales charges	17.66%	N/A	N/A	N/A	10.29%	N/A	7/31/2023
Class A(b) including sales charges	10.91%	N/A	N/A	N/A	3.96%	N/A	7/31/2023
Institutional Class(c)	17.22%	15.02%	8.57%	7.46%	N/A	7.50%	7/30/1993
Russell 1000® Value Index(d)	19.34%	20.27%	10.32%	9.01%	11.63%*	9.49%**
S&P 500® Index(e)	23.48%	29.88%	15.05%	12.96%	15.72%*	10.47%**

*	The since inception return is as of 7/31/2023.

**	The since inception return is as of 7/30/1993.

(a)	Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on the Fund’s distributions or the redemption of Fund shares. Expense limitations were in effect for certain classes during some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Total returns for less than one year are not annualized.

(b)	Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of Class A shares, excluding sales charges, assumes that no front-end sales charges applied.

(c)	Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Institutional Class shares pay no distribution and service (12b-1) fees.

(d)	The Russell 1000® Value Index is an index that tracks large cap, value stocks. This benchmark is important for investors that might tilt their investments towards large cap value. Value stocks, in comparison to growth stocks, are considered companies with a stable cash flow, and more mature business model. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. The Russell 1000 Value Index is the Fund’s primary benchmark. Previously, the Fund’s primary benchmark was the S&P 500 Index. The Advisor changed the primary benchmark because it believes the Russell 1000 Value Index is a more appropriate and accurate index against which to compare the Fund’s performance because the components of the Russell 1000 Value Index better align with the Fund’s portfolio.

(e)	The S&P 500® Index, or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. The index actually has 503 components because three of them have two share classes listed. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Fund’s net expense ratios, as described in the most recent prospectus dated February 1, 2024 were 1.24%, and 0.99% for Class A, and Institutional Class, respectively. Without the waiver, the expenses would be 1.55%, and 1.30% for Class A, and Institutional Class, respectively, per the Fund’s most recent prospectus dated February 1, 2024. Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has agreed to waive or reduce its management fees and to assume other expenses of the Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) but inclusive of organizational costs and offering costs) to not more than 1.24% and 0.99% of the average daily net assets of the Class A and Institutional Class shares of the Fund, respectively. This contractual arrangement is in effect through July 28, 2025, unless terminated by the Board of Trustees of the Trust at any time. Please see the “Financial Highlights” section in this report for the most recent expense ratios.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling 1-833-764-2266.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

Cantor Select Portfolios Trust | 7

Cantor Fitzgerald Equity Dividend Plus Fund
Portfolio Review (Unaudited) (Continued)
March 31, 2024

Portfolio Composition as of March 31, 2024

Top 10 Industry/Asset Class Allocations	% of Net Assets
Financials	17.7%
Technology	14.0%
Health Care	12.8%
Energy	9.6%
Consumer Staples	9.5%
Industrials	7.9%
Utilities	7.8%
Consumer Discretionary	6.0%
Money Market Funds	5.9%
Communications	4.5%
Other Assets in Excess of Liabilities	4.3%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

8

Cantor Fitzgerald International Equity Fund
Portfolio Review (Unaudited)
March 31, 2024

Average Annual Total Returns(a)
(for the periods ended March 31, 2024)
	Since	Inception
Cantor Fitzgerald International Equity Fund	Inception	Date
Class A(b) excluding sales charges	9.60%	12/15/2023
Class A(b) including sales charges	3.30%	12/15/2023
Institutional Class(c)	9.70%	12/15/2023
Class F(d)	9.70%	12/15/2023
MSCI ACWI Index(e)	7.06%*

*	The since inception return is as of 12/15/2023.

(a)	Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on the Fund’s distributions or the redemption of Fund shares. Expense limitations were in effect for certain classes during some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Total returns for less than one year are not annualized.

(b)	Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of Class A shares, excluding sales charges, assumes that no front-end sales charges applied.

(c)	Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Institutional Class shares pay no distribution and service (12b-1) fees.

(d)	Class F has no front-end sales charge and a shareholder transaction through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary. In addition, Class F, generally has a $10,000,000 minimum for initial investment and no minimum for subsequent investment. Class F shares pay no distribution or 12b-1 fees.

(e)	The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.

The Fund’s net expense ratios, as described in the most recent prospectus dated February 1, 2024, were 1.24%, 0.99%, and 0.79% for Class A, Institutional Class and Class F, respectively. Without the waiver, the expenses would be 2.44%, 2.19%, and 1.99% for Class A, Institutional Class, and Class F, respectively, for the same time period. Cantor Fitzgerald Investment Advisors, L.P. (“the Advisor”) has agreed to waive or reduce its management fees and to assume other expenses of the Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs) to not more than 1.24%, 0.99%, and 0.79% of the average daily net assets of the Class A, Institutional Class and Class F shares of the Fund, respectively. This contractual arrangement is in effect through January 31, 2026, unless terminated by the Board of Trustees of the Trust at any time. Please see the “Financial Highlights” section in this report for the most recent expense ratios.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling 1-833-764-2266.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

Cantor Select Portfolios Trust | 9

Cantor Fitzgerald International Equity Fund
Portfolio Review (Unaudited) (Continued)
March 31, 2024

Portfolio Composition as of March 31, 2024

Top 10 Countries/Asset Class Allocations	% of Net Assets
Country
Japan	19.8%
Germany	7.4%
France	7.0%
Italy	6.9%
United Kingdom	6.5%
Korea (Republic of)	6.4%
China	5.6%
Switzerland	4.7%
Canada	4.2%
Asset Class
Depositary Receipts	5.2%
Other Assets in Excess of Liabilities	26.3%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

10

Cantor Fitzgerald Large Cap Focused Fund
Portfolio Review (Unaudited)
March 31, 2024

Average Annual Total Returns(a)
(for the periods ended March 31, 2024)

	Six	One	Five		Since	Inception
Cantor Fitzgerald Large Cap Focused Fund	Months	Year	Year	Ten Year	Inception	Date
Class A(b) excluding sales charges	22.53%	28.26%	15.64%	13.49%	N/A	10/25/2000
Class A(b) including sales charges	15.52%	20.85%	14.29%	12.82%	N/A	10/25/2000
Institutional Class(c)	22.66%	28.57%	15.96%	13.87%	14.93%	4/1/2013
Class R6(d)	22.61%	28.68%	16.02%	13.93%	15.02%	4/1/2013
S&P 500® Index(e)	23.48%	29.88%	15.05%	12.96%	13.79%*
Russell 1000® Growth Index(f)	27.19%	39.00%	18.52%	15.98%	16.70%*

*	The since inception return is as of 4/1/2013.

(a)	Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on the Fund’s distributions or the redemption of Fund shares. Expense limitations were in effect for certain classes during some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Total returns for less than one year are not annualized.

(b)	Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of Class A shares, excluding sales charges, assumes that no front-end sales charges applied.

(c)	Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Institutional Class shares pay no distribution and service (12b-1) fees.

(d)	Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and or/ sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fees.

(e)	The S&P 500® Index, or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. The index actually has 503 components because three of them have two share classes listed. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(f)	The Russell 1000® Growth Index is an index that tracks large cap, growth stocks. This benchmark is important for investors that might tilt their investments towards large cap growth. Growth stocks, in comparison to value stocks, are considered companies with a more growth potential, and a higher risk profile. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Fund’s net expense ratios, as described in the most recent prospectus dated February 1, 2024, were 1.17%, 0.86%, and 0.79% for Class A, Institutional Class and Class R6, respectively. Without the waiver, the expenses would be 1.30%, 0.99%, and 0.92% for Class A, Institutional Class, and Class R6, respectively, for the same time period. Cantor Fitzgerald Investment Advisors, L.P. (“the Advisor”) has agreed to waive or reduce its management fees and to assume other expenses of the Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs) to not more than 1.17%, 0.86%, and 0.79% of the average daily net assets of the Class A, Institutional Class and Class R6 shares of the Fund, respectively. This contractual arrangement is in effect through January 31, 2025, unless terminated by the Board of Trustees of the Trust at any time. Please see the “Financial Highlights” section in this report for the most recent expense ratios.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling 1-833-764-2266.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

Cantor Select Portfolios Trust | 11

Cantor Fitzgerald Large Cap Focused Fund
Portfolio Review (Unaudited) (Continued)
March 31, 2024

Portfolio Composition as of March 31, 2024

Top 10 Industry/Asset Class Allocations	% of Net Assets
Technology	30.2%
Communications	15.2%
Financials	12.9%
Health Care	12.8%
Industrials	10.3%
Consumer Discretionary	9.0%
Consumer Staples	5.1%
Energy	3.1%
Money Market Funds	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

12

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments (Unaudited)
March 31, 2024

Shares		Value
	COMMON STOCKS - 95.7%
	COMMUNICATIONS - 4.5%
48,000	AT&T, Inc.	$844,800
18,500	Comcast Corporation - Class A(a)	801,975
26,000	Verizon Communications, Inc.	1,090,960
		2,737,735
	CONSUMER DISCRETIONARY - 6.0%
7,500	Best Buy Company, Inc.	615,225
4,000	Genuine Parts Company	619,720
1,100	Home Depot, Inc. (The)	421,960
16,500	Kohl’s Corporation(a)	480,975
32,000	Tapestry, Inc. (a)	1,519,360
		3,657,240
	CONSUMER STAPLES - 9.5%
8,700	JM Smucker Co./The(a)	1,095,069
14,000	Kellanova	802,060
9,500	Kimberly-Clark Corporation	1,228,825
11,000	Mondelez International, Inc. - A(a)	770,000
12,000	Philip Morris International, Inc.	1,099,440
4,500	Target Corporation	797,445
		5,792,839
	ENERGY - 9.6%
8,400	Chevron Corporation	1,325,016
10,200	ConocoPhillips(a)	1,298,256
13,000	Devon Energy Corporation	652,340
9,000	Exxon Mobil Corporation	1,046,160
22,250	Shell PLC - ADR(a)	1,491,640
		5,813,412
	FINANCIALS - 17.7%
24,500	Bank of New York Mellon Corporation (The)(a)	1,411,690
8,100	JPMorgan Chase & Company	1,622,430
2,950	M&T Bank Corporation(a)	429,048
16,000	MetLife, Inc.(a)	1,185,760
14,000	Prudential Financial, Inc. (a)	1,643,600
4,500	Travelers Companies, Inc. (The)(a)	1,035,630
28,000	Truist Financial Corporation	1,091,440
20,500	US Bancorp	916,350
24,500	Wells Fargo & Company(a)	1,420,020
		10,755,968

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 13

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Shares		Value
	COMMON STOCKS - 95.7% (Continued)
	HEALTH CARE - 12.8%
14,100	Bristol-Myers Squibb Company	$764,643
19,000	CVS Health Corporation	1,515,440
9,800	Johnson & Johnson	1,550,262
15,700	Medtronic PLC	1,368,255
10,700	Merck & Company, Inc. (a)	1,411,865
42,500	Pfizer, Inc.	1,179,375
		7,789,840
	INDUSTRIALS - 7.9%
10,200	Emerson Electric Company(a)	1,156,884
1,300	Lockheed Martin Corporation	591,331
16,000	Raytheon Technologies Corporation(a)	1,560,480
9,000	Stanley Black & Decker, Inc.	881,370
4,000	United Parcel Service, Inc. - B	594,520
		4,784,585
	MATERIALS - 4.0%
22,000	Dow, Inc.(a)	1,274,460
13,800	International Flavors & Fragrances, Inc.(a)	1,186,662
		2,461,122
	REAL ESTATE - 1.9%
26,900	Ventas, Inc.	1,171,226

	TECHNOLOGY - 14.0%
1,500	Broadcom, Inc.	1,988,115
27,500	Cisco Systems, Inc.	1,372,525
14,000	Fidelity National Information Services, Inc.	1,038,520
45,000	Hewlett Packard Enterprise Company(a)	797,850
39,000	HP, Inc.	1,178,580
7,950	International Business Machines Corporation(a)	1,518,132
5,500	Skyworks Solutions, Inc.	595,760
		8,489,482
	UTILITIES - 7.8%
9,500	Atmos Energy Corporation(a)	1,129,265
21,000	Dominion Energy, Inc.(a)	1,032,990
10,800	Duke Energy Corporation	1,044,468
12,000	National Fuel Gas Company	644,640
33,000	NiSource, Inc.	912,780
		4,764,143
	TOTAL COMMON STOCKS
	(Cost $41,411,614)	$58,217,592

See Accompanying Notes to Financial Statements.

14

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Shares		Value
	MONEY MARKET FUNDS - 5.9%
3,561,302	Fidelity Government Portfolio — CLASS I, 5.22% (b) (Cost $3,561,302)	$3,561,302

	TOTAL INVESTMENTS AT VALUE - 101.6%
	(Cost $44,972,916)	$61,778,894

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)	(974,664)

	NET ASSETS — 100.0%	$60,804,230

ADR – American Depositary Receipt

(a)	Security covers a written call option. The total value of securities as of March 31, 2024 was $17,017,471.

(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 15

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Open Option Contracts (Unaudited)
March 31, 2024

COVERED WRITTEN CALL		Notional	Strike	Expiration	Value of
OPTIONS	Contracts(c)	Value	Price	Date	Options
Atmos Energy Corp	53	$630,011	$120.00	04/22/24	$6,360
Bank New York Mellon Corp	120	691,440	60.00	07/22/24	20,400
Comcast Corp.	185	801,975	50.00	07/22/24	7,215
ConocoPhillips	46	585,488	130.00	09/23/24	35,650
Dominion Energy Inc.	210	1,032,990	50.00	06/24/24	40,950
Dow Inc.	117	677,781	62.50	09/23/24	19,305
Emerson Electric Co.	29	328,918	110.00	06/24/24	19,430
Hewlett Packard Enterprises	191	338,643	24.00	08/19/24	5,730
International Business Machines	32	611,072	215.00	09/23/24	16,480
International Business Machines Corp.	47	897,512	160.00	04/22/24	150,165
International Flavors & Fragrances, Inc.	71	610,529	95.00	08/19/24	25,560
JM Smucker Co.	42	528,654	145.00	07/22/24	5,670
Khols Corp.	165	480,975	32.50	06/24/24	25,245
M&T Bank Corp.	29	421,776	160.00	07/22/24	12,760
Merck & Co., Inc.	65	857,675	125.00	07/22/24	66,300
Merck & Co., Inc.	42	554,190	140.00	10/21/24	20,370
Metlife Inc.	94	696,634	77.50	09/23/24	28,200
Mondelez Intl Inc.	110	770,000	77.50	09/23/24	13,090
Prudential Financial Inc.	50	587,000	110.00	06/24/24	49,000
Raytheon Technologies Corp.	86	838,758	90.00	05/20/24	76,970
Shell PLC	117	784,368	72.50	04/22/24	1,170
Tapestry Inc.	191	906,868	42.50	05/20/24	108,870
Tapestry Inc.	129	612,492	50.00	08/19/24	37,410
Travelers Companies, Inc.	15	345,210	220.00	07/22/24	26,850
Travelers Cos., Inc.	30	690,420	195.00	06/24/24	116,100
Wells Fargo & Co.	127	736,092	57.50	08/19/24	50,800
Total Covered Written Call Options
(Premiums received $510,054)		$17,017,471			$986,050

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See Accompanying Notes to Financial Statements.

16

Cantor Fitzgerald International Equity Fund
Schedule of Investments (Unaudited)
March 31, 2024

Shares		Value
	COMMON STOCKS - 93.0%
	AUSTRALIA - 2.1%
73,030	Stockland	$230,761

	BRAZIL - 2.2%
13,620	TIM SA Brazil - ADR	241,755

	CANADA - 4.2%
43,500	Kinross Gold Corporation(a)	266,655
4,700	Rogers Communications Inc - Class B	192,592
		459,247
	CHINA - 5.6%
8,000	BYD Co Ltd - H Shares	204,840
98,000	Haidilao International Holding Ltd	221,759
28,000	Tsingtao Brewery Co Ltd	192,701
		619,300
	DENMARK - 3.0%
2,540	Novo Nordisk A/S	325,800

	FRANCE - 7.0%
8,940	Bureau Veritas SA	272,944
3,730	Cie de Saint-Gobain	289,472
1,720	Ipsen SA	204,654
		767,070
	GERMANY - 7.4%
1,064	Allianz SE	318,869
5,570	GEA Group AG	235,478
2,380	Heidelberg Materials A.G.	261,969
		816,316
	INDONESIA - 2.4%
690,000	Bank Rakyat Indonesia Persero Tbk PT	263,656

	ISRAEL - 2.3%
1,580	Check Point Software Technologies Ltd.(a)	259,136

	ITALY - 6.9%
10,320	Assicurazioni Generali SpA	261,210
16,080	Eni SpA	254,588
68,260	Intesa Sanpaolo SpA	247,797
		763,595

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 17

Cantor Fitzgerald International Equity Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Shares		Value
	COMMON STOCKS - 93.0% (Continued)
	JAPAN - 19.8%
6,000	Aisin Corp	$245,162
6,536	Hoshizaki Corp	238,463
41,000	Mitsubishi Heavy Industries Ltd	371,575
11,400	Otsuka Corp.	241,876
2,000	SCREEN Holdings Co Ltd	259,294
2,600	Sony Group Corporation	222,939
5,300	Sumitomo Mitsui Financial Group, Inc.	309,887
4,300	Toyota Tsusho Corporation	295,267
		2,184,463
	KOREA (REPUBLIC OF) - 6.4%
980	Hanmi Pharm Co Ltd	248,509
3,500	Kia Corp	290,279
2,500	Orion Corp/Republic of Korea	170,237
		709,025
	MEXICO - 2.2%
61,200	Wal-Mart de Mexico SAB de CV	246,652

	SINGAPORE - 2.4%
9,700	DBS Group Holdings Ltd.(a)	258,879

	SPAIN - 2.8%
62,800	Banco Santander S.A.	306,714

	SWITZERLAND - 4.7%
2,170	Novartis AG	210,185
9,950	UBS Group Ag	306,373
		516,558
	TAIWAN PROVINCE OF CHINA - 3.0%
38,000	Quanta Computer Inc	332,625

	THAILAND - 2.1%
38,000	Bumrungrad Hospital PCL	232,557

	UNITED KINGDOM - 6.5%
3,950	Coca-Cola Europacific Partners plc	276,303
66,000	J Sainsbury PLC	225,344
2,740	Rio Tinto Ltd.	217,456
		719,103
	TOTAL COMMON STOCKS
	(Cost $9,406,942)	10,253,212

See Accompanying Notes to Financial Statements.

18

Cantor Fitzgerald International Equity Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Shares		Value
	DEPOSITARY RECEIPTS - 5.2%
	ENERGY - 2.4%
	Oil & Gas Producers - 2.4%
7,060	BP PLC - ADR	$266,021

	TECHNOLOGY - 2.8%
	Semiconductors - 2.8%
2,280	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	310,194

	TOTAL DEPOSITARY RECEIPTS
	(Cost $479,550)	576,215

	TOTAL INVESTMENTS AT VALUE - 98.2%
	(Cost $9,886,492)	10,829,427

	MONEY MARKET FUNDS — 0.9%
103,453	Fidelity Government Portfolio — CLASS I, 5.22%(b) (Cost $103,453)	103,453

	TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE- 99.1%
	(Cost $9,989,945)	$10,932,880

	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%	96,824

	NET ASSETS- 100.0%	$11,029,704

ADR – American Depositary Receipt

A.S. – Anonim Sirketi

PLC – Public Limited Company

S.A. – Societe anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 19

Cantor Fitzgerald Large Cap Focused Fund
Schedule of Investments (Unaudited)
March 31, 2024

Shares		Value
	COMMON STOCKS - 98.6%
	COMMUNICATIONS - 15.2%
79,430	Alphabet, Inc. - Class A(a)	$11,988,370
149,570	AppLovin Corporation - Class A(a)	10,353,235
3,090	Booking Holdings, Inc.(a)	11,210,149
62,200	Electronic Arts, Inc.	8,252,074
24,930	Meta Platforms, Inc. - Class A(a)	12,105,509
246,150	Pinterest, Inc. - Class A(a)	8,534,021
		50,337,849
	CONSUMER DISCRETIONARY - 9.0%
4,460	AutoZone, Inc.(a)	14,056,359
16,850	Domino’s Pizza, Inc.	8,372,428
81,460	TJX Cos., Inc. (The)	8,261,673
12,290	Ulta Beauty, Inc.(a)	6,426,195
		37,116,655
	CONSUMER STAPLES - 5.1%
18,750	Costco Wholesale Corporation	13,736,813
98,110	Performance Food Group Co.(a)	7,322,930
		21,059,743
	ENERGY - 3.1%
58,310	Exxon Mobil Corporation	6,777,954
28,770	Marathon Petroleum Corporation	5,797,155
		12,575,109
	FINANCIALS - 12.9%
48,760	American Express Company	11,102,164
27,100	Ameriprise Financial, Inc.	11,881,724
140,660	Arch Capital Group Ltd.(a)	13,002,611
45,340	Cboe Global Markets, Inc.	8,330,318
43,770	JPMorgan Chase & Company	8,767,131
		53,083,948
	HEALTH CARE - 12.8%
46,450	Johnson & Johnson	7,347,926
18,990	McKesson Corporation	10,194,782
30,042	Medpace Holdings, Inc.(a)	12,141,474
58,180	Merck & Company, Inc.	7,676,851
17,600	Vertex Pharmaceuticals, Inc.(a)	7,356,976
61,240	Zimmer Biomet Holdings, Inc.	8,082,455
		52,800,464
	INDUSTRIALS - 10.3%
146,130	Delta Air Lines, Inc.(a)	6,995,243
26,680	Hubbell, Inc.	11,073,534
154,000	NEXTracker, Inc.(a)	8,665,580
28,310	Parker-Hannifin Corporation	15,734,415
		42,468,772

See Accompanying Notes to Financial Statements.

20

Cantor Fitzgerald Large Cap Focused Fund
Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Shares		Value
	COMMON STOCKS - 98.6% (Continued)
	TECHNOLOGY - 30.2%
18,860	Adobe, Inc.(a)	$9,516,756
84,158	Apple, Inc.	14,431,414
38,970	Cadence Design Systems, Inc.(a)	12,130,582
162,080	ExlService Holdings, Inc.(a)	5,154,144
75,500	Jabil, Inc.	10,113,225
22,380	KLA Corporation	15,633,997
37,100	Manhattan Associates, Inc.(a)	9,283,533
48,960	Microsoft Corporation	20,598,451
85,700	Okta, Inc.(a)	8,965,934
32,750	Veeva Systems, Inc. - Class A(a)	7,587,847
40,140	Workday, Inc. - Class A(a)	10,948,185
		124,364,068
	TOTAL COMMON STOCKS
	(Cost $263,522,805)	$405,912,117

	MONEY MARKET FUNDS - 3.3%
13,450,049	Fidelity Investments Money Market Funds - Institutional, 5.22%(b) (Cost $13,450,049)	13,450,049

	TOTAL INVESTMENTS AT VALUE - 101.9%
	(Cost $276,972,854)	$419,362,166

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)	(7,732,504)

	NET ASSETS - 100.0%	$411,629,662

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 21

Cantor Fitzgerald Funds
Statement of Assets and Liabilities (Unaudited)
March 31, 2024

	Cantor
	Fitzgerald	Cantor	Cantor
	Equity	Fitzgerald	Fitzgerald
	Dividend	International Equity	Large Cap
	Plus Fund	Fund	Focused Fund
ASSETS
At cost	$44,972,916	$9,989,945	$276,972,854
At value	$61,778,894	$10,932,880	$419,362,166
Foreign currency, at value (Cost $0, $11,943 and $0, respectively)	—	11,936	—
Cash	20,403	—	24,386
Dividends receivable	130,641	55,296	120,904
Receivable for capital shares sold	540,357	—	246,410
Due from Adviser*	—	47,704	—
Other assets	22,982	9,403	3,342
TOTAL ASSETS	62,493,277	11,057,219	419,757,208

LIABILITIES
Written call options, at value (premiums received $510,054, $0 and $0, respectively)	986,050	—	—
Payable for securities purchased	—	—	4,690,943
Payable for capital shares redeemed	46,973	—	2,527,777
Payable for distributions	567,210	—	—
Payable to advisor	25,977	—	250,621
Accrued shareholder servicing fees - Class A	—	2,406	182,667
Accrued shareholder servicing fees - Institutional Class	1,742	—	1,853
Accrued 12b-1 fees - Class A	—	7	183,118
Payable to administrator	20,148	4,313	101,523
Payable for compliance services	5,021	2,055	5,078
Other accrued expenses and liabilities	35,926	18,734	183,966
TOTAL LIABILITIES	1,689,047	27,515	8,127,546
NET ASSETS	$60,804,230	$11,029,704	$411,629,662

NET ASSETS CONSISTS OF
Paid-in capital	$42,743,746	$10,049,958	$256,199,142
Accumulated earnings	18,060,484	979,746	155,430,520
NET ASSETS	$60,804,230	$11,029,704	$411,629,662

See Accompanying Notes to Financial Statements.

22

Cantor Fitzgerald Funds
Statement of Assets and Liabilities (Unaudited) (Continued)
March 31, 2024

	Cantor
	Fitzgerald		Cantor	Cantor
	Equity		Fitzgerald	Fitzgerald
	Dividend		International Equity	Large Cap
	Plus Fund		Fund	Focused Fund
Class A:
Net Assets	$110		$11,063	$318,674,167
Shares of beneficial interest outstanding, unlimited authorization, no par value	4		1,009	28,434,686
Net asset value per share	$27.40	(a)	$10.96	$11.21
Sales Charge	5.75%		5.75%	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$29.07		$11.63	$11.89

Class F:
Net Assets	$—		$11,007,673	$—
Shares of beneficial interest outstanding, unlimited authorization, no par value	—		1,002,980	—
Net asset value per share	$—		$10.97	$—

Institutional Class:
Net Assets	$60,804,120		$10,968	$92,437,814
Shares of beneficial interest outstanding, unlimited authorization, no par value	2,230,301		1,000	7,748,204
Net asset value per share	$27.26		$10.97	$11.93

Class R6:
Net Assets	$—		$—	$517,681
Shares of beneficial interest outstanding, unlimited authorization, no par value	—		—	42,664
Net asset value per share	$—		$—	$12.13

(a)	NAV does not recalculate due to rounding of net assets.

*	Due from Adviser has since been paid.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 23

Cantor Fitzgerald Funds
Statements of Operations (Unaudited)

	Cantor
	Fitzgerald	Cantor	Cantor
	Equity	Fitzgerald	Fitzgerald
	Dividend	International	Large Cap
	Plus Fund	Equity Fund	Focused Fund
	For the Six	For the Period	For the Six
	Months Ended	Ended	Months Ended
	March 31,	March 31,	March 31,
	2024	2024	2024
INVESTMENT INCOME
Dividends	$980,847	$101,949	$1,412,095
Interest	109,324	—	253,601
Less: Foreign withholding taxes	—	(5,783)	—
TOTAL INVESTMENT INCOME	1,090,171	96,166	1,665,696

EXPENSES
Advisor fees	184,543	23,760	1,147,029
12b-1 fees - Class A	—	7	371,471
Administration and accounting fees	34,396	10,477	93,013
Transfer agent fees	33,994	13,542	122,060
Audit and tax services fees	11,232	6,210	10,493
Printing and mailing expense	15,084	8,975	64,330
Trustee fees	28,182	6,501	25,911
Registration fees	9,075	1,075	45,375
Compliance services fees	9,894	5,278	27,430
Legal fees	8,708	7,696	14,659
Custodian and bank service fees	5,578	6,314	2,227
Insurance expense	1,785	505	13,375
Shareholder servicing fees - Class A	—	—	191,962
Shareholder servicing fees - Class F	—	2,406	—
Shareholder servicing fees - Institutional Class	7,607	—	25,272
Others fees	1,522	2,510	1,701
TOTAL EXPENSES	351,600	95,256	2,156,308
Fees reduced by the Advisor	(70,727)	(71,463)	(177,676)
NET EXPENSES	280,873	23,793	1,978,632
NET INVESTMENT INCOME (LOSS)	809,298	72,373	(312,936)

See Accompanying Notes to Financial Statements.

24

Cantor Fitzgerald Funds
Statements of Operations (Unaudited) (Continued)

	Cantor
	Fitzgerald	Cantor	Cantor
	Equity	Fitzgerald	Fitzgerald
	Dividend	International	Large Cap
	Plus Fund	Equity Fund	Focused Fund
	For the Six	For the Period	For the Six
	Months Ended	Ended	Months Ended
	March 31,	March 31,	March 31,
	2024	2024	2024
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gain (loss) from:
Investment transactions	$2,255,739	$(32,456)	$13,518,825
Written options contracts	248,424	—	—
Foreign currency transactions	—	(2,273)	—
	2,504,163	(34,729)	13,518,825
Net change in unrealized appreciation (depreciation) from:
Investment transactions	6,407,360	942,935	58,935,816
Written options contracts	(627,356)	—	—
Forward foreign currency translations	—	(833)	—
	5,780,004	942,102	58,935,816

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	8,284,167	907,373	72,454,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,093,465	$979,746	$72,141,705

(a)	Represents the period December 15, 2023 through March 31, 2024.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 25

Cantor Fitzgerald Funds
Statements of Changes in Net Assets

				Cantor
				Fitzgerald
				International
	Cantor Fitzgerald Equity Dividend Plus Fund			Equity Fund
	Six Months	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	March 31,
	2024	2023(a)	2023	2024(b)
	(Unaudited)			(Unaudited)
OPERATIONS
Net investment income	$809,298	$608,346	$725,315	$72,373
Net realized gain from:
Investment transactions	2,255,739	667,496	498,363	(32,456)
Written options contracts	248,424	286,576	455,470	—
Foreign currency transactions	—	—	—	(2,273)
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency contracts	6,407,360	(3,861,210)	(4,689,497)	942,102
Written options translations	(627,356)	4,264	93,249	—
Net increase (decrease) in net assets resulting from operations	9,093,465	(2,294,528)	(2,917,100)	979,746

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(5)	(1)	—	—
Institutional Class	(2,542,730)	(1,381,096)	(2,132,667)	—
Class R6	—	—	—	—
Class F	—	—	—	—
	(2,542,735)	(1,381,097)	(2,132,667)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	—	100	—	95
Institutional Class	450,886 (c)	29,916,436	6,938,679	—
Class R6	—	—	—	—
Class F	—	—	—	29,853
	450,886	29,916,536	6,938,679	29,948

See Accompanying Notes to Financial Statements.

26

Cantor Fitzgerald Funds
Statements of Changes in Net Assets (Continued)

				Cantor
				Fitzgerald
				International
	Cantor Fitzgerald Equity Dividend Plus Fund			Equity Fund
	Six Months	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	March 31,
	2024	2023(a)	2023	2024(b)
	(Unaudited)			(Unaudited)
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	1	1	—	—
Institutional Class	2,463,457	1,340,195	2,089,689	—
Class R6	—	—	—	—
Class F	—	—	—	—
	2,463,458	1,340,196	2,089,689	—
Payments for shares redeemed
Class A	—	—	—	—
Institutional Class	(3,857,105)	(2,971,988)	(6,006,938)	—
Class R6	—	—	—	—
Class F	—	—	—	—
	(3,857,105)	(2,971,988)	(6,006,938)	—
Net increase (decrease) in net assets from capital share transactions	(942,761)	28,284,744	3,021,430	29,948

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,607,969	24,609,119	(2,028,337)	1,009,694

NET ASSETS
Beginning of period/year	55,196,261	30,587,142	32,615,479	10,020,010
End of period/year	$60,804,230	$55,196,261	$30,587,142	$11,029,704

(a)	Represents the period April 1, 2023 through September 30, 2023.

(b)	Represents the period December 15, 2023 through March 31, 2024.

(c)	See Note 11.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 27

Cantor Fitzgerald Funds
Statements of Changes in Net Assets (Continued)

				Cantor
				Fitzgerald
				International
	Cantor Fitzgerald Equity Dividend Plus Fund			Equity Fund
	Six Months	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	March 31,
	2024	2023(a)	2023	2024(b)
	(Unaudited)			(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	—	4	—	9
Institutional Class	17,981 (d)	1,147,754	252,943	—
Class R6	—	—	—	—
Class F	—	—	—	2,979
	17,981	1,147,758	252,943	2,988
Shares reinvested:
Class A	0 (c)	0 (c)	—	—
Institutional Class	94,656	53,542	79,178	—
Class R6	—	—	—	—
Class F	—	—	—	—
	94,656	53,542	79,178	—
Shares redeemed:
Class A	—	—	—	—
Institutional Class	(153,464)	(116,780)	(219,190)	—
Class R6	—	—	—	—
Class F	—	—	—	—
	(153,464)	(116,780)	(219,190)	—

Net increase (decrease) in shares outstanding	(40,827)	1,084,520	112,931	2,988
Shares outstanding, beginning of period/year	2,271,132	1,186,612	1,073,681	1,002,001
Shares outstanding, end of period/year	2,230,305	2,271,132	1,186,612	1,004,989

(a)	Represents the period April 1, 2023 through September 30, 2023.

(b)	Represents the period December 15, 2023 through March 31, 2024.

(b)	Represents less than one share.

(c)	See Note 11.

See Accompanying Notes to Financial Statements.

28

28

Cantor Fitzgerald Funds
Statements of Changes in Net Assets

	Cantor Fitzgerald Large Cap
	Focused Fund
	Six Months
	Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
OPERATIONS
Net investment income (loss)	$(312,936)	$636,114
Net realized gain from:
Investment transactions	13,518,825	11,685,459
Net change in unrealized appreciation on:
Investment transactions	58,935,816	54,649,802
Net increase in net assets resulting from operations	72,141,705	66,971,375

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(7,975,377)	(66,657,310)
Institutional Class	(1,458,359)	(1,294,549)
Class R6	(12,110)	(10,982)
	(9,445,846)	(67,962,841)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	5,020,427	8,898,328
Institutional Class	67,300,742	20,105,345
Class R6	424,155	39,399
	72,745,324	29,043,072
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	7,955,203	66,447,201
Institutional Class	1,457,472	1,285,039
Class R6	12,110	10,982
	9,424,785	67,743,222
Payments for shares redeemed
Class A	(22,199,899)	(51,391,857)
Institutional Class	(10,531,867)	(3,344,477)
Class R6	(87,182)	(9,501)
	(32,818,948)	(54,745,835)

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 29

Cantor Fitzgerald Funds
Statements of Changes in Net Assets (Continued)

	Cantor Fitzgerald Large Cap
	Focused Fund
	Six Months
	Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
Net increase in net assets from capital share transactions	49,351,161	42,040,459

TOTAL INCREASE IN NET ASSETS	112,047,020	41,048,993

NET ASSETS
Beginning of period/year	299,582,642	258,533,649
End of period/year	$411,629,662	$299,582,642

CAPITAL SHARE ACTIVITY
Shares sold:
Class A	490,851	968,353
Institutional Class	6,181,414	2,058,030
Class R6	41,074	4,228
	6,713,339	3,030,611
Shares reinvested:
Class A	780,687	7,744,429
Institutional Class	134,453	141,058
Class R6	1,098	1,186
	916,238	7,886,673
Shares redeemed:
Class A	(2,153,587)	(5,557,886)
Institutional Class	(942,312)	(348,125)
Class R6	(7,732)	(929)
	(3,103,631)	(5,906,940)

Net increase (decrease) in shares outstanding	4,525,946	5,010,344
Shares outstanding, beginning of period/year	31,699,608	26,689,264
Shares outstanding, end of period/year	36,225,554	31,699,608

See Accompanying Notes to Financial Statements.

30

Cantor Fitzgerald Equity Dividend Plus Fund – Class A
Financial Highlights

Selected Per Share Data for a Share Outstanding Throughout the Period:

	Six Months	Period
	Ended	Ended
	March 31,	September 30,
	2024	2023(a)
	(Unaudited)
Net asset value, beginning of period	$24.33	$26.14
Income (loss) from investment operations:
Net investment income(b)	0.52	0.26
Net realized and unrealized gains (losses)(c) on investments and written option contracts	3.71	(1.90)
Total from investment operations	4.23	(1.64)

Less distributions from:
Net investment income	(0.43)	(0.17)
Net realized gains	(0.73)	—
Total distributions	(1.16)	(0.17)

Net asset value at end of period	27.40	24.33

Total return(d)(e)	17.66%	(6.27)%

Net assets at end of period	$110	$94

Ratio of total expenses to average net assets(f)	1.49%	1.55%
Ratio of net expenses to average net assets(f)(g)	1.24%	1.24%
Ratio of net investment income to average net assets(f)(g)	3.10%	3.31%

Portfolio turnover rate(e)(h)	11%	21%

(a)	Cantor Fitzgerald Equity Dividend Plus Fund Class A commenced on July 31, 2023.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 31

Cantor Fitzgerald Equity Dividend Plus Fund – Institutional Class
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Six
	Months		Period		Year	Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended	Ended
	March 31,		September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2024		2023(a)(b)		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$24.30		$25.78		$30.38	$28.19	$18.28	$25.19	$25.68
Income (loss) from investment operations:
Net investment income(c)	0.36		0.39		0.63	0.58	0.59	0.67	0.60
Net realized and unrealized gains (losses) on investments and written option contracts	3.76	(g)	(0.85	) (g)	(3.33)	4.03	9.90	(5.90)	0.83
Total from investment operations	4.12		(0.46)		(2.70)	4.61	10.49	(5.23)	1.43

Less distributions from:
Net investment income	(0.43)		(0.35)		(0.63)	(0.59)	(0.58)	(0.67)	(0.60)
Net realized gains	(0.73)		(0.67)		(1.27)	(1.83)	—	(1.01)	(1.32)
Total distributions	(1.16)		(1.02)		(1.90)	(2.42)	(0.58)	(1.68)	(1.92)

Net asset value at end of period/year	$27.26		$24.30		$25.78	$30.38	$28.19	$18.28	$25.19

Total return(d)	17.22	% (h)	(1.88	)% (h)	8.92%	17.23%	(58.15)%	22.33%	5.64%

Net assets at end of period/year (000’s)	$60,804		$55,196		$30,587	$32,615	$28,517	$20,919	$28,615

Ratio of total expenses to average net assets	1.24	% (i)	1.30	% (i)	1.28%	1.23%	1.32%	1.25%	1.23%
Ratio of net expenses to average net assets(e)	0.99	% (i)	1.05	% (i)	1.12%	1.12%	1.10%	1.07%	1.07%
Ratio of net investment income to average net assets(e)	2.85	% (i)	3.06	% (i)	2.33%	1.97%	2.53%	2.70%	2.35%

Portfolio turnover rate(f)	11	% (h)	21	% (h)	16%	16%	21%	38%	18%

(a)	Represents the period April 1, 2023 through September 30, 2023. See Note 1.

(b)	Effective close of business on July 28, 2023, Institutional Class shares of Cantor FBP Appreciation & Income Opportunities Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Dividend Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to July 28, 2023 reflect the performance of Cantor Fitzgerald Equity Dividend Fund.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

32

Cantor Fitzgerald International Equity Fund – Class A
Financial Highlights

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Period
	Ended
	March 31,
	2024(a)
	(Unaudited)
Net asset value, beginning of period	$10.02
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06
Net realized and unrealized gains (losses) on investments	0.88
Total from investment operations	0.94
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$10.96
Total return(c)	9.60	% (f)
Net assets at end of period (000’s)	$11
Ratio of total expenses to average net assets	3.42	% (g)
Ratio of net expenses to average net assets(d)	1.24	% (g)
Ratio of net investment income (loss) to average net assets(d)	1.89	% (g)
Portfolio turnover rate(e)	12	% (f)

(a)	Represents the period December 15, 2023 through March 31, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Not annualized.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 33

Cantor Fitzgerald International Equity Fund – Class F
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Period
	Ended
	March 31,
	2024(a)
	(Unaudited)
Net asset value, beginning of period	$10.02
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gains (losses) on investments	0.88
Total from investment operations	0.95
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$10.97
Total return(c)	9.70	% (f)
Net assets at end of period (000’s)	$11,008
Ratio of total expenses to average net assets	3.17	% (g)
Ratio of net expenses to average net assets(d)	0.79	% (g)
Ratio of net investment income to average net assets(d)	2.41	% (g)
Portfolio turnover rate(e)	12	% (f)

(a)	Represents the period December 15, 2023 through March 31, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Not annualized.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

34

Cantor Fitzgerald International Equity Fund – Institutional Class
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Period
	Ended
	March 31,
	2024(a)
	(Unaudited)
Net asset value, beginning of period	$10.02
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gains (losses) on investments	0.88
Total from investment operations	0.95
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$10.97
Total return(c)	9.70	% (f)
Net assets at end of period (000’s)	$11
Ratio of total expenses to average net assets	3.12	% (g)
Ratio of net expenses to average net assets(d)	0.99	% (g)
Ratio of net investment income (loss) to average net assets(d)	2.15	% (g)
Portfolio turnover rate(e)	12	% (f)

(a)	Represents the period December 15, 2023 through March 31, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Not annualized.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 35

Cantor Fitzgerald Large Cap Focused Fund – Class A
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,		September 30,
	2024		2023	2022(a)		2021		2020(b)		2019
	(Unaudited)
Net asset value, beginning of period/year	$9.40		$9.68	$17.63		$13.67		$12.09		$13.61
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.01)		0.02	(0.03)		(0.04)		(0.03)		0.02
Net realized and unrealized gains (losses) on investments	2.10		2.33	(2.42)		5.37		2.93		(0.92)
Total from investment operations	2.09		2.35	(2.45)		5.33		2.90		(0.90)
Less distributions from:
Net investment income	(0.01)		—	—		—		(0.02)		—
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)		(0.62)
Total distributions	(0.28)		(2.63)	(5.50)		(1.37)		(1.32)		(0.62)
Net asset value at end of period/year	$11.21		$9.40	$9.68		$17.63		$13.67		$12.09
Total return(d)	22.53	% (h)	26.87%	(23.47)%		41.67%		25.53%		(6.01)%
Net assets at end of period/year (000’s)	$318,674		$275,722	$253,190		$518,096		$472,795		$507,351
Ratio of total expenses to average net assets	1.27	% (i)	1.30%	1.12	% (g)	1.09	% (g)	1.14	% (g)	1.20%
Ratio of net expenses to average net assets(e)	1.17	% (i)	1.17%	1.11	% (g)	1.09	% (g)	1.14	% (g)	1.19%
Ratio of net investment income (loss) to average net assets(e)	(0.22	)% (i)	0.22%	(0.22)%		(0.28)%		(0.22)%		0.16%
Portfolio turnover rate(f)	15	% (h)	33%	40%		31%		37%		51%

(a)	Effective close of business on September 16, 2022, Class A shares of Delaware Growth Equity Fund were reorganized into Class A shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to September 16, 2022 reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class shares of Delaware Growth Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019 reflect the performance of First Investors Select Growth Fund Class A shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

36

Cantor Fitzgerald Large Cap Focused Fund – Institutional Class
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,		September 30,
	2024		2023	2022(a)		2021		2020(b)		2019
	(Unaudited)
Net asset value, beginning of period/year	$10.01		$10.13	$18.18		$14.03		$12.38		$13.89
Income (loss) from investment operations:
Net investment income (loss)(c)	0.00		0.03	(0.01)		(0.01)		0.01		0.06
Net realized and unrealized gains (losses) on investments	2.23		2.48	(2.54)		5.53		3.00		(0.94)
Total from investment operations	2.23		2.51	(2.55)		5.52		3.01		(0.88)
Less distributions from:
Net investment income	(0.04)		—	—		—		(0.06)		(0.01)
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)		(0.62)
Total distributions	(0.31)		(2.63)	(5.50)		(1.37)		(1.36)		(0.63)
Net asset value at end of period/year	$11.93		$10.01	$10.13		$18.18		$14.03		$12.38
Total return(d)	22.66	% (h)	27.34%	(23.26)%		41.98%		25.88%		(5.74)%
Net assets at end of period/year (000’s)	$92,438		$23,777	$5,305		$80,648		$121,478		$143,304
Ratio of total expenses to average net assets	0.96	% (i)	0.99%	0.85	% (g)	0.84	% (g)	0.89	% (g)	0.89%
Ratio of net expenses to average net assets(e)	0.86	% (i)	0.86%	0.84	% (g)	0.84	% (g)	0.86	% (g)	0.88%
Ratio of net investment income (loss) to average net assets(e)	0.07	% (i)	0.29%	(0.04)%		(0.05)%		0.06%		0.50%
Portfolio turnover rate(f)	15	% (h)	33%	40%		31%		37%		51%

(a)	Effective close of business on September 16, 2022, Institutional Class shares of Delaware Growth Equity Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Cantor Select Portfolios Trust | 37

Cantor Fitzgerald Large Cap Focused Fund – Class R6
Financial Highlights (Continued)

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,		September 30,
	2024		2023	2022(a)		2021		2020(b)		2019
	(Unaudited)
Net asset value, beginning of period/year	$10.18		$10.26	$18.34		$14.13		$12.46		$13.97
Income (loss) from investment operations:
Net investment income (loss)(c)	0.01		0.04	(0.01)		0.01		0.02		0.07
Net realized and unrealized gains (losses) on investments	2.26		2.51	(2.57)		5.57		3.02		(0.95)
Total from investment operations	2.27		2.55	(2.58)		5.58		3.04		(0.88)
Less distributions from:
Net investment income	(0.05)		—	—		—		(0.07)		(0.01)
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)		(0.62)
Total distributions	(0.32)		(2.63)	(5.50)		(1.37)		(1.37)		(0.63)
Net asset value at end of period/year	$12.13		$10.18	$10.26		$18.34		$14.13		$12.46
Total return(d)	22.61	% (h)	27.40%	23.20%		42.12%		(25.97)%		5.66%
Net assets at end of period/year (000’s)	$518		$84	$38		$1,818		$3,561		$4,044
Ratio of total expenses to average net assets	0.88	% (i)	0.92%	0.77	% (g)	0.76	% (g)	0.83	% (g)	0.80%
Ratio of net expenses to average net assets(e)	0.79	% (i)	0.79%	0.76	% (g)	0.76	% (g)	0.79	% (g)	0.79%
Ratio of net investment income to average net assets(e)	0.19	% (i)	(0.42)%	0.07%		0.08%		0.12%		0.57%
Portfolio turnover rate(f)	15	% (h)	33%	40%		31%		37%		51.00%

(a)	Effective close of business on September 16, 2022, Class R6 shares of Delaware Growth Equity Fund were reorganized into Class R6 shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Class R6 shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

38

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited)
March 31, 2024

1.	ORGANIZATION

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the three series, Cantor Fitzgerald Equity Dividend Plus (fka. Cantor FBP Equity & Dividend Plus Fund), Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund (fka. Cantor Growth Equity Fund) (the “Funds”), which are separate, diversified series of the Trust. Cantor Fitzgerald International Equity commenced operations on December 15, 2023.

The Cantor Fitzgerald Equity Dividend Plus acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund and the Cantor FBP Appreciation & Income Opportunities Fund, each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023. The Cantor Fitzgerald Large Cap Focused Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds in a tax-free reorganization on October 4, 2019. The Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, in a tax-free reorganization on September 16, 2022.

The investment objective of Cantor Fitzgerald Equity Dividend Plus is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objective of the Cantor Fitzgerald Large Cap Focused Fund is to seek long-term growth of capital.

The investment objective of the Cantor Fitzgerald International Equity Fund is to seek long-term growth of capital.

The Cantor Fitzgerald Equity Dividend Plus Fund and the Cantor Fitzgerald Large Cap Focused Fund each has three total classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. The Cantor Fitzgerald International Equity Fund has four total classes of shares: Class A Shares, Institutional Class Shares, Class R6 Shares, and Class F Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000. Institutional Class Shares and Class R6 have no front-end sales charge, no distribution or service plan fee, and no contingent deferred sales charge on shares redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and /or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. There are no front-end sales charge, distribution or 12b-1 fees for Class F. Generally, there is a $10,000,000 initial investment and no minimum for subsequent events.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

Cantor Select Portfolios Trust | 39

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board of Trustees (the “Board” or “Trustees”) has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

40

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

The following is a summary of each Fund’s investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of March 31, 2024, by security type:

Cantor Fitzgerald Equity Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$58,217,592	$—	$—	$58,217,592
Money Market Funds	3,561,302	—	—	3,561,302
Total	$61,778,894	$—	$—	$61,778,894

Other Financial Instruments:
Covered Written Call Options	$(986,050)	$—	$—	$(986,050)
Total	$(986,050)	$—	$—	$(986,050)

Cantor Fitzgerald International Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$10,253,212	$—	$—	$10,253,212
Depositary Receipts	576,215	—	—	576,215
Money Market Fund	103,453	—	—	103,453
Total	$10,932,880	$—	$—	$10,932,880

Cantor Fitzgerald Large Cap Focused Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$405,912,117	$—	$—	$405,912,117
Money Market Fund	13,450,049	—	—	13,450,049
Total	$419,362,166	$—	$—	$419,362,166

Refer to the Funds’ Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 investments held by the Funds as of or during the period/six months ended March 31, 2024.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes – Class accounting investment income, common expense, and realized and unrealized gain (loss) on investments are to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to services fees, sub-accounting fees, and /or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Cantor Select Portfolios Trust | 41

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Distributions to shareholders – Dividends arising from net investment income are declared and paid quarterly to shareholders of the Cantor Fitzgerald Equity Dividend Plus and annually to the shareholders of the Cantor Fitzgerald International Equity & Cantor Fitzgerald Large Cap Focused Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions – Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Options transactions – When the Funds’ investment adviser believes that individual portfolio investment securities held by the Funds are approaching the top of the adviser’s growth and price expectations, covered call options can be written (sold) against such securities and the Funds will receive a premium in return. The Funds writes options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to terminate a Fund’s obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.	INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the period/six months ended March 31, 2024:

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend	International	Large Cap
	Plus Fund	Equity Fund	Focused Fund
Purchases of investment securities	$5,728,731	$11,133,341	$92,573,752
Proceeds from sales and maturities of investment securities	$5,804,533	$1,214,393	$51,820,973

42

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

4.	TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Cantor Fitzgerald Equity Dividend Plus and Cantor Fitzgerald Large Cap Focused Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets up to $500 million; 0.60% of the next $500 million of such assets; 0.55% of the next $1.5 billion of such assets, and 0.50% on assets in excess of $2.5 billion. For the International Equity Fund, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.79%

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs) to the limits set forth below. This contractual arrangement is in effect through the dates set forth below, unless terminated by the Board of Trustees at any time. The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor. Accordingly, during the period/six months ended March 31, 2024, the Advisor earned fees in the amount of $184,543, $23,760 and $1,147,029 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund Fund, respectively.

Fund	Expense Cap		Expiration
Equity Dividend Plus Fund	1.24%	Class A	July 28, 2025
	0.99%	Institutional Class
	0.92%	Class R6
Large Cap Focused Fund	1.17%	Class A	January 31, 2025
	0.86%	Institutional Class
	0.79%	Class R6
International Equity Fund	1.24%	Class A	January 31, 2026
	0.99%	Institutional Class
	0.90%	Class R
	0.79%	Class F

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

As of March 31, 2024 the Advisor may seek recoupment of investment advisory fee reductions and expense reimbursements no later than September 30, 2025 in the amount of $29,462 for the Cantor Fitzgerald Large Cap Focused Fund and no later than September 30, 2026 in the amount of $30,999 and $456,412 for the Cantor Fitzgerald Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund, respectively. Amounts waived by the Advisor prior to the Reorganization (see Note 11) are not subject to recoupment.

Cantor Select Portfolios Trust | 43

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

The Cantor Fitzgerald Large Cap Focused and Cantor Fitzgerald International Equity Fund’s sub-advisor is Smith Group Asset Management, LLC (the “Sub-Advisor”). Pursuant to the sub-advisory agreement with the Advisor, the sub-advisor provides the Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the Fund’s daily net assets, at an annual rate of 0.20% for the Cantor Fitzgerald Large Cap Focused Fund and 0.25% for the Cantor Fitzgerald International Equity Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period/six months ended March 31, 2024, the Administrator earned fees of $68,390, $24,019 and $215,073 for such services for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund, respectively.

Ultimus Fund Distributors, LLC (“UFD”) serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for audit committee chair fee, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $28,182, $6,501, and $25,911 for the six months ended March 31, 2024, for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor International Equity Fund, and Cantor Fitzgerald Large Cap Focused Fund.

5.	DERIVATIVES TRANSACTIONS

The derivative instruments outstanding as of March 31, 2024 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Cantor Fitzgerald Equity Dividend Plus Fund.

44

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

The location on the Statements of Assets and Liabilities of the Fund’s derivative positions as of March 31, 2024 is as follows:

Cantor Fitzgerald Equity Dividend Plus Fund

Gross Notional
		Fair Value		Amount
		Asset	Liability	Outstanding
Type of Derivative (Risk)	Location	Derivatives	Derivatives	March 31, 2024
Call options written (Equity)	Written call options, at value	$—	$(986,050)	$(17,017,471)

The Fund’s transactions in derivative instruments during the six months ended March 31, 2024 are recorded in the following locations on the Statements of Operations:

Cantor Fitzgerald Equity Dividend Plus Fund

Change in
		Net		Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gain from written option contracts	$248,424	Net change in unrealized appreciation (depreciation) from written option contracts	$(627,356)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024 the following shareholders owned of record 25% or more of the outstanding shares of each Fund.

NAME OF RECORD OWNER	% Ownership
Cantor Fitzgerald Equity Dividend Plus Fund
First National Bank (for the benefit of its customers)	26%
Cantor Fitzgerald International Equity Fund
JP Morgan LLC	100%
Cantor Fitzgerald Large Cap Focused Fund
First National Bank (for the benefit of its customers)	34%
Matrix Trust Company (for the benefit of its customers)	26%

Cantor Select Portfolios Trust | 45

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

7.	PRINCIPAL INVESTMENT RISKS

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Active management and selection risk – The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Company size risk – The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Covered call option risk – The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Cybersecurity risk – As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Sub-Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Funds and their shareholders could be negatively impacted as a result.

Distribution policy risk – The Funds seek to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Dividend strategy risk – The Funds’ focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

ETF risk – An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

Equity securities risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company

46

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Growth stock risk – Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Large company risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Limited number of securities risk – The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk – The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Management risk – The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Market risk – The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Mid-cap company risk – Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Cantor Select Portfolios Trust | 47

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

8.	SECTOR RISK

If the Cantor Fitzgerald Large Cap Focused Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Fund’s portfolio would be adversely affected. As of March 31, 2024, the Cantor Fitzgerald Large Cap Focused Fund had 30.2% of its net assets invested in the Technology sector.

9.	CONTINGENCIES AND COMMITMENTS

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of March 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Cantor Fitzgerald Equity Dividend Plus Fund	$44,972,916	$17,304,877	$(974,895)	$16,329,982
Cantor Fitzgerald International Equity Fund	9,989,945	1,081,765	(974,895)	106,870
Cantor Fitzgerald Large Cap Focused Fund	276,972,855	144,453,235	(2,063,923)	142,389,312

The difference between cost basis for federal tax purposes for the Cantor Fitzgerald Large Cap Focused Fund is primarily related to wash sales.

The tax character of fund distributions for each Fund and period ended below was as follows:

Cantor Fitzgerald Equity Dividend Plus
Six Months Period	Ordinary	Long-Term	Return of
Ended/Year Ended	Income	Capital Gains	Capital	Total
9/30/23	$587,667	$778,601	$—	$1,366,268
3/31/23	731,087	1,400,459	—	2,131,546

Cantor Fitzgerald Large Cap Focused
Year	Ordinary	Long-Term	Return of
Ended	Income	Capital Gains	Capital	Total
9/30/23	$—	$67,962,841	$—	$67,962,841
9/30/22	14,379,591	157,131,175	—	171,510,766

48

CANTOR FITZGERALD FUNDS
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

As of September 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Post
			October	Capital			Total
	Undistributed	Undistributed	Loss and	Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late Year	Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	(Losses)
Cantor Fitzgerald Equity Dividend Plus	$156,896	$822,013	$—	$—	$(19,133)	$10,549,978	$11,509,754
Cantor Fitzgerald Large Cap Focused Fund	351,412	9,092,069	—	—	1	83,291,179	92,734,661

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of equalization, resulted in reclassifications for the Cantor Fitzgerald Large Cap Focused Fund for the fiscal year ended September 30, 2023, as follows:

Paid In	Accumulated
Capital	Earnings / (Losses)
$2,582,536	$(2,582,536)

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Cantor Select Portfolios Trust | 49

CANTOR FITZGERALD FUNDS
About Your Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Fund’s actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

50

CANTOR FITZGERALD FUNDS
About Your Fund Expenses (Unaudited) (Continued)

		Beginning	Ending
		Account Value	Account Value		Net
		October 1,	March 31,	Expenses Paid	Expense
		2023	2024	During Period	Ratio(a)
Cantor Fitzgerald Equity Dividend Plus Fund
Class A Shares	Actual	$1,000	$1,176.60	$6.75	1.24%
	Hypothetical(c)	$1,000	$1,018.80	$6.26	1.24%
Institutional Class	Actual	$1,000	$1,172.20	$5.38	0.99%
	Hypothetical(c)	$1,000	$1,020.05	$5.00	0.99%

Cantor Fitzgerald International Equity Fund
Class A Shares	Actual	$1,000	$1,096.00	$3.80(b)	1.24%
	Hypothetical(c)	$1,000	$1,018.80	$6.26	1.24%
Class F	Actual	$1,000	$1,097.00	$2.42(b)	0.79%
	Hypothetical(c)	$1,000	$1,021.05	$3.99	0.79%
Institutional Class	Actual	$1,000	$1,097.00	$3.03(b)	0.99%
	Hypothetical(c)	$1,000	$1,020.05	$5.00	0.99%

Cantor Fitzgerald Large Cap Focused Fund
Class A Shares	Actual	$1,000	$1,225.30	$6.51	1.17%
	Hypothetical(c)	$1,000	$1,019.15	$5.91	1.17%
Institutional Class	Actual	$1,000	$1,226.60	$4.79	0.86%
	Hypothetical(c)	$1,000	$1,020.70	$4.34	0.86%
R6 Class	Actual	$1,000	$1,226.10	$4.40	0.79%
	Hypothetical(c)	$1,000	$1,021.05	$3.99	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Advisor for the period beginning October 1, 2023 through March 31, 2024. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(b)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 107/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Advisor for the period beginning December 15, 2023 through March, 31, 2024. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(c)	Hypothetical assumes 5% annual return before expenses.

Cantor Select Portfolios Trust | 51

CANTOR FITZGERALD FUNDS
Other Information (Unaudited)
March 31, 2024

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-764-2266.

52

Notice of Privacy Policy and Practices

FACTS	WHAT DOES CANTOR SELECT PORTFOLIOS TRUST DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cantor Select Portfolios Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cantor Select Portfolios Trust share information?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies.	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness.	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Cantor Select Portfolios Trust | 53

Notice of Privacy Policy and Practices (Continued)

What we do
How does Cantor Select Portfolios Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Cantor Select Portfolios Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     Affiliates from using your information to market to you.

●     Sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of CSPT:

●     Northern Lights Compliance Services, LLC

●     The Ultimus Group, LLC

●     The Ultimus Group Intermediate, LLC

●     The Ultimus Group Midco, LLC

●     The Ultimus Group Management, Inc.

●     The Ultimus Group Employee, LLC

●     Ultimus Holdings, LLC

●     Ultimus Intermediary, LLC

●     Ultimus Fund Solutions, LLC

●     Ultimus Asset Services, LLC

●     Ultimus Fund Distributors, LLC

●     Unified Financial Securities, LLC

●     Ultimus Private Fund Solutions, LLC

54

FOR INQUIRIES ABOUT THE FUNDS:

CANTOR FITZGERALD INVESTMENT ADVISORS, L.P.

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com
cantorassetmanagement.com

SUB-ADVISOR:
CANTOR FITZGERALD LARGE CAP FOCUSED FUND
CANTOR FITZGERALD INTERNATIONAL EQUITY FUND

Smith Group Asset Management, LLC,
an SEC registered investment adviser.
100 Crescent Court, Suite 1150
Dallas, TX 75201

ADMINISTRATOR

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

CUSTODIAN

UMB Bank, N.A.
928 Grand Blvd., 10th Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL

Greenberg Traurig LLP
3333 Piedmont Road NE, Suite 2500
Atlanta, GA 30305

OFFICERS

William Ferri, President
John Jones, Secretary
Brian Curley, Treasurer
James Ash, Chief Compliance Officer

TRUSTEES

William Ferri, Chairman
Douglas Barnard
Ramona Heine
Louis Zurita

Cantor Fitzgerald & Co. (Member FINRA/SIPC), is the exclusive wholesale agent for the Fund.
Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Publication Date: 05/08/24

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cantor Select Portfolios Trust

By (Signature and Title)

/s/ William Ferri

William Ferri, Principal Executive Officer/President

Date 6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ William Ferri

William Ferri, Principal Executive Officer/President

Date 6/5/2024

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/5/2024